FORM N-Q
        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                        Date of fiscal year end: 06/30/10
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                       Date of reporting period: 09/30/09
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2009 (unaudited)
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Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 88.45% of net assets

           Airline - 5.87%
    28,500 Copa Holdings                                           $  1,267,965
    16,000 AirTran Holdings Inc.                                        100,000

           Banking and finance - 8.59%
    24,280 Bancolombia, S.A                                           1,042,340
    39,000 Banco Latinoamericano de Exportaciones, S.A                  554,580
    50,000 Popular, Inc.                                                141,500
     6,500 Doral Financial Corp.                                         24,050
     3,844 W Holding Co.Inc.                                             51,510
    10,000 Western Union Co.                                            189,200

           Communications - 11.61%
    35,600 America Movil, S.A.B. de C.V. Series A                        77,816
    50,891 America Movil, S.A.B. de C.V. Series L                       111,353
    18,000 America Movil, S.A.B. de C.V. ADR                            788,940
     5,394 Atlantic Tele-Network, Inc.                                  288,147
    11,900 Carso Global Telecom, S.A.B. de C.V. Series A1                48,948
   176,000 Fuego Entertainment                                           12,320
    21,120 Grupo Radio Centro, S.A.B. ADR                               144,883
    32,400 Grupo Televisa, S.A.B. ADR                                   602,316
    80,304 Spanish Broadcasting System Inc.                              37,751
    15,000 Telefonos de Mexico ADR                                      261,600
    78,600 Telefonos de Mexico, S.A.B. de C.V. Series L                  68,618
    15,000 Telmex International S.A.B. de C.V ADR                       209,250
    78,600 Telmex International Series L                                 54,999

           Conglomerates and holdings companies - 0.77%
   250,000 Admiralty Holding Co.                                            475
    70,348 BCB Holdings Ltd.                                            137,826
     3,250 Shellshock Ltd. Ord.                                           1,819
    27,918 Vitro, S.A.B.de C.V. ADR                                      39,923

           Construction and related - 4.94%
    21,737 Cemex, S.A.B. de C.V. Series CPO                             280,842
    51,582 Cemex S.A.B. de C.V. ADR                                      66,535
        20 Ceramica Carabobo Class A ADR                                     --
    66,132 Mastec, Inc.                                                 803,503

           Consumer products and related manufacturing - 7.33%
    13,273 Grupo Casa Saba, S.A. ADR                                    252,187
    27,000 Watsco Inc.                                                1,455,570

           Food, beverages and tobacco - 6.16%
    12,000 Chiquita Brands International Inc.                           193,920
    16,500 Coca-Cola Femsa, S.A.B. de C.V. ADR                          793,650
    18,900 Fomento Economico Mexicano, S.A.B. de C.V. Series UBD         71,919
    16,690 Fresh Del Monte Produce Inc.                                 377,361


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           Housing - 1.99%
    32,500 Lennar Corp.                                                 463,125

           Investment companies - 0.02%
     4,420 Shellproof Limited                                             2,015
       147 Western Asset Emerging Markets Debt Fund                       2,533

           Leisure - 8.81%
    33,500 Carnival Corp.                                             1,114,880
    31,500 Royal Caribbean Cruises Ltd.                                 758,520
     5,000 Steiner Leisure Ltd.                                         178,800

           Medical - 0.24%
     8,386 Micromet, Inc.                                                55,851

           Mining - 8.27%
    28,000 Freeport McMoran Copper & Gold, Inc.                       1,921,080
     3,863 Grupo Mexico, S.A.B. de C.V., Series B                         7,117

           Pulp and paper - 0.11%
     6,100 Kimberly-Clark de Mexico, S.A.B. de C.V. Series A             25,299

           Railroad and landholdings - 3.14%
    17,000 Norfolk Southern Corporation                                 732,870

           Retail - 0.89%
     1,270 Grupo Elektra, S.A.B. de C.V. Series CPO                      50,311
    45,111 Wal-Mart de Mexico, S.A.B. de C.V. Series V                  156,326

           Service - 0.01%
       700 Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B       2,991

           Trucking and marine freight - 12.06%
    12,280 Grupo TMM, S.A.B. ADR                                         48,015
     1,201 Seaboard Corporation                                       1,561,324
     1,000 Seacor Holdings, Inc.                                         81,630
    20,000 Teekay Corporation                                           437,400
     8,361 Teekay LNG Partners LP.                                      207,520
    66,797 Trailer Bridge, Inc.                                         360,704
    23,000 Ultrapetrol Bahamas Ltd.                                     113,160

           Utilities - 7.44%
    12,000 Caribbean Utilities Ltd. Class A                             102,720
    64,841 Consolidated Water, Inc.                                   1,058,854
       700 Cuban Electric Company                                         2,975
    40,500 Teco Energy Inc.                                             570,240

           Other - 0.20%
    13,000 Impellam Group                                                10,604
    55,921 Margo Caribe, Inc.                                            33,553
       895 Siderurgica Venezolana S.A. ADR                                1,432
        79 Siderurgica Venezolana S.A. Series B                             126
    45,000 Xcelera Inc.                                                      --

Total common stocks - 88.45% (cost $21,917,333)                    $ 20,615,581


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           Bonds and fixed income - 0.00% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)                                         --

Other assets less liabilities - 11.55% of net assets               $  2,692,928

Net assets - 100% (applicable to 3,713,070 shares; equivalent
           to $6.28 per share) (a)                                 $ 23,308,519


(a) The cost for federal income tax purposes was $21,980,371. At September 30, 2009, net unrealized loss for all securities based on tax cost was $1,364,790. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $2,828,421 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,193,211. The cost of securities owned for financial statement purposes is lower than the cost basis for income tax purposes by approximately $22,466 due to wash sale adjustments.

Security Valuation

The Fund adopted the provisions of SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"), effective January 1, 2008. Under SFAS No. 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. SFAS No. 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own
            assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.


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Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009.

                                    Level 1      Level 2   Level 3    Total

Assets (at fair value)
Investments in Securities
   Common stocks                  $20,610,787    $4,794      $0    $20,615,581
   Debt securities                                           $0             $0
Total investments in securities   $20,610,787    $4,794      $0    $20,615,581

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                               Common Stocks        Bonds          Total
Balance, June 30, 2009                    $0           $0             $0

Cost of purchases                         $0           $0             $0
Change in unrealized depreciation    ($4,657)          $0        ($4,657)
Transfers in or out of Level 3        $4,657           $0         $4,657

Balance September 30, 2009                $0           $0             $0


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ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, is attached as an exhibit to this filing.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.


By /s/ Thomas J. Herzfeld
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Thomas J. Herzfeld
Chairman and President

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Thomas J. Herzfeld
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Thomas J. Herzfeld
Chairman and President

Date: November 13, 2009


By /s/ Cecilia L. Gondor
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Cecilia L. Gondor
Treasurer

Date: November 13, 2009